Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Provision for doubtful accounts	$ 455,343	$ 302,536
Depreciation and amortization	145,928	112,595
Net operating loss carryforward	738,187	517,537
Valuation allowance	(738,187)	(517,537)
Total deferred tax assets	$ 601,271	$ 415,131